Summary of significant accounting policies (Effect of change in estimate) (Details)	6 Months Ended
	Jun. 30, 2015 USD ($) units $ / shares	Jun. 30, 2014 USD ($) $ / shares
Effect of change in estimate:
Gross profit | $	$ 108,924,755	$ 102,627,428
Net income | $	$ 24,672,899	$ 21,472,519
Basic	$ 0.17	$ 0.14
Diluted	$ 0.17	$ 0.13
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Real estate development projects affected by changes in estimates | units	7
Gross profit | $	$ 21,500,000
Net income | $	$ 16,200,000
Basic	$ 0.11
Diluted	$ 0.11